Financial Instrument (Tables)	12 Months Ended
Mar. 31, 2026
Financial Instrument [Abstract]
Schedule of Financial Instrument
	As of March 31,
	2025	2026	2026
	S$	S$	US$
Financial instrument, beginning	231,293	236,771	183,533
Net fair value change (Note 4)	5,478	(3,056)	(2,369)
Financial instrument, ending	236,771	233,715	181,164